Fair Value Measurement - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
-Wealth management products	¥ 113,632	¥ 15,312
Total Assets	113,632	15,312
Fair Value, Inputs, Level 1 [Member]
Assets
-Wealth management products
Total Assets
Fair Value, Inputs, Level 2 [Member]
Assets
-Wealth management products	113,632	15,312
Total Assets	113,632	15,312
Fair Value, Inputs, Level 3 [Member]
Assets
-Wealth management products
Total Assets